Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2020
Registrant Name	dei_EntityRegistrantName	FIDELITY CHARLES STREET TRUST
Central Index Key	dei_EntityCentralIndexKey	0000354046
Investment Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false